Leases (Details 3) $ in Thousands	Dec. 31, 2019 USD ($)
Leases [Abstract]
2020	$ 38
2021	32
2022	12
Total operating lease payments	82
Less: imputed interest	(7)
Present value of lease liability	$ 75